SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
Statements Line Items
SEGMENTED INFORMATION [Text Block]

19. SEGMENTED INFORMATION

The Company operates within the resource industry. At December 31, 2018 and 2017, the Company had equipment and exploration and evaluation assets located geographically as follows:

EXPLORATION AND EVALUATION ASSETS	December 31, 2018	December 31, 2017
Sweden	$437,755	$437,755
Turkey	232,547	232,547
U.S.A	942,599	1,171,664
Total	$1,612,901	$1,841,966

PROPERTY AND EQUIPMENT	December 31, 2018	December 31, 2017
Sweden	$30,519	$26,159
U.S.A	435,020	424,119
Total	$465,539	$450,278

The Company’s royalty interest, goodwill, deferred income tax liability and royalty income and depletion are from a CGU located in the U.S.A, except for a $200,000 royalty interest held in Serbia.